STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)			12 Months Ended
	Jun. 02, 2023	Oct. 22, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Class of Stock [Line Items]
Preferred stock shares authorized			10,000,000	10,000,000	10,000,000
Preferred stock, par or stated value per share			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares outstanding			32	0	0
Preferred stock shares outstanding			32	0	0
Common Stock, Shares Authorized			1,000,000,000	1,000,000,000	1,000,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding			1,288,415	956,595	932,395	1,067,833
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			559,839
Proceeds from Issuance of Common Stock					$ 1,865,000
Debt Instrument, Issued, Principal	$ 198,000
Stock Issued During Period, Value, Restricted Stock Award, Gross			$ 50,000
Employee Benefits and Share-Based Compensation			$ 150,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			352,965
Common Stock [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			279,920
Stock Issued During Period, Shares, Conversion of Units			(161,684)
Conversion of shares	31,075			24,200	8,929
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares outstanding			32
Stock Issued During Period, Shares, Conversion of Units			161,684
Conversion of Stock, Description			Each Series B Convertible Preferred Share converts into 5,025.1 shares of the Company’s common stock
Convertible Promissory Note [Member]
Class of Stock [Line Items]
Debt Instrument, Maturity Date, Description		October 20, 2021 to October 20, 2022
Stock Issued During Period, Shares, New Issues		11,250
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		11,250
Proceeds from Issuance of Common Stock		$ 197,501
Warrants and Rights Outstanding, Term		5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 40.00
Other Expenses			$ 0	$ 147,720	$ 40,041